Significant equity transactions and acquisitions	12 Months Ended
Dec. 31, 2017
Significant equity transactions and acquisitions
Significant equity transactions and acquisitions
5.	Significant equity transactions and acquisitions

Acquisition of additional interest in Target Net (Beijing) Technology Company Limited (“Target Net”)

As of December 31, 2015 and 2016, the Group held 51% equity interest in Target Net, an unlisted entity based in the PRC and involved in the provision of internet information distribution services. In October 2017, Target Net repurchased its equity interests held by a noncontrolling shareholder for a total consideration of RMB36.3 million, which increased the Group’s ownership interest in Target Net to 74.8%. It was considered to be an equity transaction and the excess of the noncontrolling interest repurchased over the consideration was recorded in equity.

Acquisition of KKC

In April 2015 and September 2016, the Group acquired equity interest of KKC, an unlisted entity based in the PRC and involved in the used car business, in aggregate to approximately 54.8% on a fully diluted basis. Although holding the majority of equity interest, the Group did not obtain control over KKC due to the absence of the majority of voting power at the board of directors of KKC. In November 2016, the Group further acquired equity interest of KKC, increasing its equity interest to 49.7% of ordinary shares and approximately 74.8% on a fully diluted basis, and obtained control over KKC. The Group acquired KKC to expand its used car business.

The transaction in November 2016 was considered a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of RMB28.1 million arising from the revaluation of previously held equity interest was recognized in the investment income/(loss) in the consolidated statements of comprehensive income for the year ended December 31, 2016.

In May 2017, the Group acquired the remaining equity interest of KKC from the noncontrolling shareholders for a total consideration of RMB13.2 million, which increased the Group’s ownership interest in KKC to 100%. It was considered to be an equity transaction and the difference between the consideration paid and the carrying amount of the non-controlling interest was recorded in equity.

Acquisition of Beijing Xinchuang Interactive Advertising Company Limited (“Xinchuang”)

As of December 31, 2016, the Group held 30% equity interest in Xinchuang, an unlisted entity located in the PRC and engaged in internet digital marketing services. In January 2017, the Group acquired an additional 30% of the equity interest, increasing its ownership interest to 60%. The Group acquired Xinchuang to expand its digital marketing solutions business.

This transaction was considered as a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of RMB36.3 million arising from revaluation of previously held equity interest was recognized in the investment income/(loss) in the consolidated statements of comprehensive income.

The total purchase consideration for acquiring Xinchuang was RMB105.6 million, including a liability of RMB63.6 million for the committed purchase of the remaining 40% equity interest in the following two years equally. In October 2017, a modification of the original share purchase agreement was entered into whereby the Group was no longer committed to buy and the selling shareholder was no longer committed to sell the remaining 40% equity interest. It was considered an equity transaction and the difference between the liability as at modification date and the carrying amount of the non-controlling interest was recorded in equity.

Other acquisitions

For the year ended December 31, 2017, the Group acquired equity interests in other acquirees for total purchase consideration of RMB26.5 million.

The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

	Fair value recognized on acquisition
	2015	2016	2017
	RMB	RMB	RMB

Cash and cash equivalents	-	39,406	23,072
Property, plant and equipment, net	-	1,211	292
Intangible assets, net	-	63,922	60,684
Other assets	-	41,778	61,142
Current liabilities	-	(73,021)	(59,867)
Deferred tax liabilities	-	(15,977)	(15,171)
Net assets	-	57,319	70,152
Noncontrolling interests	-	(15,689)	-
Mandatorily redeemable noncontrolling interests	-	-	(63,569)
Goodwill arising on acquisitions	-	115,848	103,136
Total	-	157,478	109,719

Cash consideration	-	20,366	68,480
Fair value of previously held equity interests	-	137,112	41,239
Total consideration	-	157,478	109,719

The goodwill represented expected synergies arising on acquisitions. The knowledge and expertise of employees is not separable. Therefore, it does not meet the criteria for recognition as intangible asset under ASC 350 “Intangibles – Goodwill and Other”. None of the goodwill recognized is expected to be deductible for income tax purposes. The intangible assets arising from the acquisition include customer relationship, software, contract backlog, and brand name. The estimated useful lives were described in Note 2 (o).

The noncontrolling interest has been recognized at fair value on the acquisition date.

Neither the results of operations since the acquisition date nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually or in the aggregate, were not significant to the Group’s consolidated results of operations.

Transaction with JD.com, Inc. (“JD”) and Tencent Holdings Limited (“Tencent”)

On January 9, 2015, the Group entered into a share subscription agreement with JD.com, Inc. and JD.com Global Investment Limited (collectively as “JD”), together with Dongting Lake Investment Limited, a special purpose vehicle of Tencent Holdings Limited (collectively as “Tencent” together with Tencent Holdings Limited). On the same date, the Group entered into a business cooperation agreement with JD.com, Inc. Pursuant to the share subscription agreement and business cooperation agreement, JD invested RMB2.45 billion and certain resources to the Group and Tencent invested RMB919.1 million to the Group.

As consideration for the transaction, the Group issued 15,689,443 ordinary shares to JD, representing approximately 25% of the then outstanding ordinary shares on a fully diluted basis and 2,046,106 ordinary shares to Tencent, representing approximately 3.3% of the then outstanding ordinary shares on a fully diluted basis, upon the closing of the transaction on February 16, 2015.

Pursuant to the business cooperation agreement, the resources provided by JD include (a) an exclusive right to operate JD’s finished automobile business, which includes the sale of finished automobiles on JD Mall, Paipai.com, their respective mobile sites and JD’s mobile applications, as well as the provision of advertising services on JD’s finished car channels, in mainland China, (b) traffic supports including traffic generating from and advertising display on JD website and mobile applications, (c) general business cooperation such as big data capabilities and technology infrastructure. The term of the business cooperation is five years from April 9, 2015.

The general business cooperation as above (c) is not recognized as a separate intangible asset because such provisions only set out the general principal for the cooperation between the Group and JD with no specific deliverables provided to the Group. The amount recognized for the business cooperation agreement relates to the exclusive right to operate JD’s finished automobile business as above (a) and traffic support as above (b). The fair value was established using two forms of the income approach known as the excess earnings method and the cost saving method. The Group applied a discount rate of 16% for valuing the business cooperation agreement. The business cooperation is amortized on a straight-line basis over five years from April 9, 2015.

At the end of 2015, the Group recorded a write-down of assets amounting to RMB238.6 million for the business cooperation relating to resources to be provided through the channel of Paipai.com, as the Paipai.com business was terminated by JD.